Earnings per Share (Detail) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2018 MXN ($) $ / shares shares
Earnings per share [line items]
Net controlling interest income allocated from continuing operations	$ (98)	$ (1,930)	$ 20,699	$ 22,560
Net controlling interest income allocated from discontinued operations | $				$ 1,430
Series B shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share | shares	9,243,590	9,243,590	9,244,160	9,243,810
Effect of dilution associated with non-vested shares for share based payment plans | shares	2,830	2,830	2,260	2,610
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	9,246,420	9,246,420	9,246,420	9,246,420
Dividend rights per series (see Note 22.1)	100.00%	100.00%	100.00%	100.00%
Weighted average number of shares further adjusted to reflect dividend rights | shares	9,246,420	9,246,420	9,246,420	9,246,420
Basic earnings per share from continuing operations | $ / shares		$ (0.10)	$ 1.03	$ 1.13
Basic earnings per share from discontinued operations | $ / shares				0.07
Diluted earnings per share from continuing operations | $ / shares		$ (0.10)	$ 1.03	1.13
Diluted earnings per share from discontinued operations | $ / shares				$ 0.07
Allocation of earnings, weighted	46.11%	46.11%	46.11%	46.11%
Net controlling interest income allocated from continuing operations | $		$ (890)	$ 9,545	$ 10,403
Net controlling interest income allocated from discontinued operations | $				$ 660
Series D shares [member]
Earnings per share [line items]
Weighted average number of shares for basic earnings per share | shares	8,633,380	8,633,380	8,635,650	8,634,260
Effect of dilution associated with non-vested shares for share based payment plans | shares	11,330	11,330	9,060	10,450
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	8,644,710	8,644,710	8,644,710	8,644,710
Dividend rights per series (see Note 22.1)	125.00%	125.00%	125.00%	125.00%
Weighted average number of shares further adjusted to reflect dividend rights | shares	10,805,890	10,805,890	10,805,890	10,805,890
Basic earnings per share from continuing operations | $ / shares		$ (0.12)	$ 1.29	$ 1.41
Basic earnings per share from discontinued operations | $ / shares				0.09
Diluted earnings per share from continuing operations | $ / shares		$ (0.12)	$ 1.29	1.41
Diluted earnings per share from discontinued operations | $ / shares				$ 0.09
Allocation of earnings, weighted	53.89%	53.89%	53.89%	53.89%
Net controlling interest income allocated from continuing operations | $		$ (1,040)	$ 11,154	$ 12,157
Net controlling interest income allocated from discontinued operations | $				$ 770